COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

5.COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Class B ordinary shares, Private Placement Warrants (and the Class A ordinary shares underlying such Private Placement Warrants) and Private Placement Warrants that may be issued upon conversion of the Working Capital Loan were entitled to registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement signed upon consummation of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders were entitled to “piggy-back” registration rights to include their securities in other registration statements filed by the Company, subject to certain limitations. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 13,050,000 additional Units to cover over-allotments, if any, at $10.00 per Unit, less the underwriting discounts and commissions. On February 4, 2021, the underwriters partially exercised their over-allotment option for an additional 13,000,000 Units. The remaining 50,000 units are no longer available to be exercised.

The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $20.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or $35.0 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On June 29, 2023, Barclays Capital Inc., one of the participating underwriters in the Company’s Initial Public Offering, waived its entitlement to its respective portion of the total deferred underwriting fee, resulting in an adjustment to Class A ordinary shares subject to possible redemption of approximately $1.9 million and a gain from extinguishment of the deferred underwriting commissions allocated to the warrant liabilities of approximately $59,000 as presented on the accompanying unaudited condensed statements of operations.

Contingent Fees

The Company has entered into fee arrangement with certain service providers pursuant to which certain transaction fees and service fees will become payable only if the Company consummates the Proposed Business Combination. If the Proposed Business Combination with X-energy does not occur, the Company will not be required to pay these contingent fees. As of June 30, 2023, the amount of these contingent fees with the service providers was approximately $13.2 million.

The Company has entered into a fee arrangement with capital markets advisors pursuant to which the Company will pay to each capital markets advisor an incentive fee of $2,250,000 so long as the sum of any funds raised in a securities private placement plus the funds raised in X-energy’s interim financing transactions plus funds in the Trust Account exceed $500,000,000, and if the Company consummates the Proposed Business Combination with X-energy.

Additionally, the Company has entered into a fee arrangement with placement agents pursuant to which certain placement fees ranging from 2.25% to 4.5% of funds raised in a private placement transaction (net of proceeds invested by affiliates of the Company or the Sponsor) will become payable only if the Company consummates the Proposed Business Combination with X-energy.

5.COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Class B ordinary shares, Private Placement Warrants (and the Class A ordinary shares underlying such Private Placement Warrants) and Private Placement Warrants that may be issued upon conversion of the Working Capital Loan were entitled to registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement signed upon consummation of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders were entitled to “piggy-back” registration rights to include their securities in other registration statements filed by the Company, subject to certain limitations. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the Initial Public Offering to purchase up to 13,050,000 additional Units to cover over-allotments, if any, at $10.00 per Unit, less the underwriting discounts and commissions. On February 4, 2021, the underwriters partially exercised its over-allotment option for an additional 13,000,000 Units. The remaining 50,000 units are no longer available to be exercised.

The underwriters were entitled to a cash underwriting discount of $0.20 per Unit, or $20.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or $35.0 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Contingent Fees

The Company has entered into fee arrangement with certain service providers pursuant to which certain transaction fees and service fees will become payable only if the Company consummates the Proposed Business Combination. If the Proposed Business Combination with X-energy does not occur, the Company will not be required to pay these contingent fees. As of December 31, 2022, the amount of these contingent fees with the service providers were approximately $13.2 million.

The Company has entered into a fee arrangement with capital markets advisors pursuant to which the Company will pay to each capital markets advisor an incentive fee of $2,250,000 so long as the sum of any funds raised in a securities private placement plus the funds raised in X-energy’s interim financing transactions plus funds in the Trust Account exceed $500,000,000, and if the Company consummates the Proposed Business Combination with X-energy.

Additionally, the Company has entered into a fee arrangement with placement agents pursuant to which certain placement fees ranging from 2.25% to 4.5% of funds raised in a private placement transaction (net of proceeds invested by affiliates of the Company or the Sponsor), will become payable only if the Company consummates the Proposed Business Combination with X-energy.